First Investors Life Insurance Company                          [LOGO]
95 Wall Street
New York, NY 10005


May 4, 2006

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

      Re: First Investors Life Variable Annuity Fund D ("Registrant") File Nos. 333-26341 and 811-08205


Commissioners:

      On behalf of Registrant, I certify, pursuant to Rule 497(j) of the Securities Act of 1933, as amended (the "Act"), that:

      (1) The form of prospectus and Statement of Additional Information that would have been filed under Rule 497(c) of the Act would not have differed from that contained in Post-Effective Amendment No. 13 to Registrant's Registration Statement, the most recent Post-Effective Amendment filed with the Commission; and

      (2) The text of Post-Effective Amendment No. 13 was filed electronically with the Commission.


                                                   Very truly yours,

                                                   /s/ Joanne McIntosh
                                                   -------------------

                                                   Joanne McIntosh
                                                   Senior Counsel
                                                   212 858-8265